Income Taxes - Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
U.S. federal, Current			$ 930
State and local, Current			1,609	823	1,074
Foreign, Current			1,553	1,103	1,847
Total Current			4,092	1,926	2,921
U.S. federal, Deferred			21,681	6,743	1,883
State and local, Deferred			1,165	826	1,125
Foreign, Deferred			(4,097)	(1,253)	(387)
Total, Deferred	(5,365)	(7,767)	18,749	6,316	2,621
U.S. federal, Total			22,611	6,743	1,883
State and local, Total			2,774	1,649	2,199
Foreign, Total			(2,544)	(150)	1,460
Income tax expense	(3,487)	(7,354)	22,841	8,242	5,542
LAMAR MEDIA CORP [Member]
Income Tax [Line Items]
U.S. federal, Current			930
State and local, Current			1,609	824	1,075
Foreign, Current			1,553	1,103	1,847
Total Current			4,092	1,927	2,922
U.S. federal, Deferred			21,798	6,859	2,007
State and local, Deferred			1,184	820	1,295
Foreign, Deferred			(4,097)	(1,253)	(386)
Total, Deferred	(5,322)	(7,725)	18,885	6,426	2,916
U.S. federal, Total			22,728	6,859	2,007
State and local, Total			2,793	1,644	2,370
Foreign, Total			(2,544)	(150)	1,461
Income tax expense	$ (3,444)	$ (7,312)	$ 22,977	$ 8,353	$ 5,838